Consolidated statement of cash flows - Adjustments (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Depreciation and amortization		€ 1,014	€ 1,087	€ 1,140
Share-based payments		241	202	149
Impairment charges		611	25	152
Restructuring charges		388	316	125
Gain on sale of businesses and associated companies		(286)	(19)	(5)
Gain on sale of property, plant and equipment		(94)	(143)	(30)
(Gain)/loss from other financial assets		(47)	56	(27)
Financial income and expenses		(78)	148	28
Income tax expense/(benefit)		385	825	(2,030)
Other adjustments, net		23	62	52
Total	[1]	€ 2,157	€ 2,559	€ (446)

[1]

(1) Adjustments
EURm	2024	2023	2022
Depreciation and amortization	1 014	1 087	1 140
Share-based payments	241	202	149
Impairment charges	611	25	152
Restructuring charges	388	316	125
Gain on sale of businesses and associated companies	(286)	(19)	(5)
Gain on sale of property, plant and equipment	(94)	(143)	(30)
(Gain)/loss from other financial assets	(47)	56	(27)
Financial income and expenses	(78)	148	28
Income tax expense/(benefit)	385	825	(2 030)
Other adjustments, net	23	62	52
Total	2 157	2 559	(446)
Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.